Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventories Abstract
Finished goods	$ 86,908,000	$ 81,564,000
Work-in-process	9,871,000	7,562,000
Raw materials	96,197,000	104,928,000
Total inventory	$ 192,976,000	$ 194,054,000